Equity Securities Net Gains (Losses) from Measurement Alternative Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Gains (Losses) from Measurement Alternative Equity Securities
Total net gains (losses) from equity securities not held for trading	$ (441)	$ (806)	$ 6,427
Measurement alternative [Member] | Nonmarketable equity securities [Member]
Net Gains (Losses) from Measurement Alternative Equity Securities
Gross unrealized gains from observable price changes	607	1,115	4,569
Gross unrealized losses from observable price changes	(29)	(14)	0
Impairment write-downs	(1,113)	(2,263)	(109)
Net realized gains (losses) from sale	42	98	456
Total net gains (losses) from equity securities not held for trading	$ (493)	$ (1,064)	$ 4,916